Financial Risk Management and Financial Instruments - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	€ 104,961	€ 91,975	€ 36,619
Trade payables	59,417	21,897
Total financial liabilities	164,378	113,872
Lease liabilities	126,918	113,811
Trade payables	59,417	21,897
Total financial liabilities	186,335	135,708
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	7,098	6,974
Trade payables	59,417	21,897
Total financial liabilities	66,515	28,871
Within 1 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	51,442	38,321
Trade payables	0	0
Total financial liabilities	51,442	38,321
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	68,378	68,516
Trade payables	0	0
Total financial liabilities	€ 68,378	€ 68,516